INCOME TAX - Deferred Tax (Details) - USD ($)	Dec. 31, 2022	Dec. 31, 2021
Deferred tax asset
Net operating loss carryforward		$ 10,390
Organizational costs/Startup expenses	$ 265,273	39,040
Unrealized gain/loss	(91,572)
Total deferred tax asset	173,701	49,430
Valuation allowance	(265,273)	$ (49,430)
Deferred tax asset, net of allowance	$ (91,572)